INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION - Statements of Cash Flows (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
	Sep. 02, 2025	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Net income		$ 18,572	$ 17,502	$ 16,877	$ 15,590	$ 18,461	$ 13,810	$ 18,528	$ 15,991	$ 68,541	$ 66,790	$ 59,067
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax expense (benefit)										(3,531)	(1,248)	215
Share based compensation										2,716	2,332	2,229
(Increase) decrease in accrued income and other assets										(25,648)	(25,187)	(14,617)
Increase (decrease) in accrued expenses and other liabilities										17,886	1,017	(3,597)
Total Adjustments										8,121	(3,639)	16,522
Net Cash From Operating Activities										76,662	63,151	75,589
CASH FLOW USED IN INVESTING ACTIVITIES
Net Cash Used In Investing Activities										(122,497)	(118,159)	(162,945)
CASH FLOW USED IN FINANCING ACTIVITIES
Repayment of subordinated debt	$ (40,000)									(40,000)	0	0
Dividends paid										(21,600)	(20,045)	(19,327)
Proceeds from issuance of common stock										0	13	70
Share based compensation withholding obligation										(1,215)	(1,051)	(650)
Repurchase of common stock										(12,433)	0	(5,157)
Net Cash From Financing Activities										64,340	5,109	182,766
Net Increase (Decrease) in Cash and Cash Equivalents										18,505	(49,899)	95,410
Cash and Cash Equivalents at Beginning of Year					119,882					119,882
Cash and Cash Equivalents at End of Year		138,387				119,882				138,387	119,882
Parent Company
Statement of Cash Flows [Abstract]
Net income										68,541	66,790	59,067
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES
Deferred income tax expense (benefit)										13	72	(56)
Share based compensation										66	61	91
Accretion of discount on subordinated debt and debentures										482	144	145
(Increase) decrease in accrued income and other assets										(16,255)	(4,483)	1,857
Increase (decrease) in accrued expenses and other liabilities										12,334	5,334	(2,862)
Equity in undistributed net income of subsidiaries										4,354	(45,724)	(39,299)
Total Adjustments										994	(44,596)	(40,124)
Net Cash From Operating Activities										69,535	22,194	18,943
CASH FLOW USED IN INVESTING ACTIVITIES
Purchases of interest bearing deposits - time										(115,000)	(145,000)	(80,000)
Maturity of interest bearing deposits - time										155,000	145,000	80,000
Net Cash Used In Investing Activities										40,000	0	0
CASH FLOW USED IN FINANCING ACTIVITIES
Repayment of subordinated debt										(40,000)	0	0
Dividends paid										(21,600)	(20,045)	(19,327)
Proceeds from issuance of common stock										2,543	2,284	2,208
Share based compensation withholding obligation										(1,215)	(1,051)	(650)
Repurchase of common stock										(12,433)	0	(5,157)
Net Cash From Financing Activities										(72,705)	(18,812)	(22,926)
Net Increase (Decrease) in Cash and Cash Equivalents										36,830	3,382	(3,983)
Cash and Cash Equivalents at Beginning of Year					$ 9,901				$ 6,519	9,901	6,519	10,502
Cash and Cash Equivalents at End of Year		$ 46,731				$ 9,901				$ 46,731	$ 9,901	$ 6,519